Revenue - Franchisees and distributors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659